Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Shares - Class A	Common Shares - Class B	Total Share Capital	Treasury Shares	Additional Paid-In Capital	Stock Subscription In Progress	Accumulated Deficit	Accumulated Other Comprehensive Income / (Loss)	Total Stockholders' Equity	Non controlling Interest	Total
Beginning balance, shares at Dec. 31, 2018	40,021,988	28,769,797
Beginning balance, amount at Dec. 31, 2018	$ 400	$ 1,472	$ 1,872	$ (1,139)	$ 201,373	$ 0	$ (197,348)	$ 100	$ 4,858	$ (883)	$ 3,975
Options exercised, shares		54,289
Options exercised, amount		$ 3	3		3,375				3,378		3,378
Stock-based compensation					5,414	6			5,420		5,420
Changes in treasury shares, amount				(534)					(534)		(534)
Sale of QuoVadis Group								34	34	131	165
Change in Ownership in WISeKey SA				29	(159)			(10)	(140)	41	(99)
Liquidation of subsidiaries								(21)	(21)		(21)
Yorkville SEDA				296	632				928		928
Crede convertible loan				549	1,075				1,624		1,624
Yorkville convertible loan					326				326		326
Share buyback program				(489)					(489)		(489)
Net loss							8,187		8,187	(733)	7,454
Other comprehensive income/(loss)								(1,556)	(1,556)	(127)	(1,683)
Ending balance, shares at Dec. 31, 2019	40,021,988	28,824,086
Ending balance, amount at Dec. 31, 2019	$ 400	$ 1,475	1,875	(1,288)	212,036	6	(189,161)	(1,453)	22,015	(1,571)	20,444
Common stock issued, shares		8,261,363
Common stock issued, amount		$ 448	448						448		178
Options exercised, shares		2,537,240
Options exercised, amount		$ 126	126						126		126
Stock-based compensation					393	(5)			388		388
Changes in treasury shares, shares		8,000,000
Changes in treasury shares, amount		$ 441	441	(439)					2		2
Change in Ownership in WISeKey SA					(29)			(5)	(34)	71	37
Yorkville SEDA				1,252	(228)				1,024		1,024
Crede convertible loan				517	2,007				2,524		2,524
LSI convertible loan				20	1,242				1,262		1,262
Nice & Green loan				106	8,749				8,855		8,855
GTO facility				23	593				616		616
Share buyback program				(696)					(696)		(696)
Net loss							(22,105)		(22,105)	(248)	(28,907)
Other comprehensive income/(loss)								8,844	8,844	(95)	8,303
Ending balance, shares at Dec. 31, 2020	40,021,988	47,622,689
Ending balance, amount at Dec. 31, 2020	$ 400	$ 2,490	$ 2,890	$ (505)	$ 224,763	$ 1	$ (211,266)	$ 7,386	$ 23,268	$ (1,843)	$ 14,426